                                       Registration No. 333-104218 and 811-21328
        As filed with the Securities and Exchange Commission on October 27, 2006

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

     REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           [X]

          Pre-Effective Amendment No. ___                              [ ]

          Post-Effective Amendment No. 9                               [X]

                                     and/or

     REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940   [X]

          Amendment No. 11

                        (Check appropriate box or boxes)

                             SMA RELATIONSHIP TRUST
               (Exact Name of Registrant as Specified in Charter)

                 One North Wacker Drive, Chicago, Illinois 60606
               (Address of Principal Executive Offices) (Zip Code)

                                 (212) 882-5000
              (Registrant's Telephone Number, including Area Code)

                              Mark F. Kemper, Esq.
                  UBS Global Asset Management (Americas) Inc.,
                 One North Wacker Drive, Chicago, Illinois 60606
               (Name and Address of Agent for Service of Process)

                                 With Copies to:

                               Bruce G. Leto, Esq.
                      Stradley, Ronon, Stevens & Young, LLP
                            2600 One Commerce Square
                             Philadelphia, PA 19103

Approximate  Date of Proposed  Public  Offering:  As soon as practical after the effective date of this registration statement.

It is proposed that this filing will become effective (check appropriate box):

     [ ] immediately upon filing pursuant to paragraph (b) of Rule 485

     [X] on November 26, 2006 pursuant to paragraph (b) of Rule 485

     [ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485

     [ ] on (date) pursuant to paragraph (a)(1) of Rule 485

     [ ] 75 days after filing pursuant to paragraph (a)(2) of Rule 485

     [ ] on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

     [X] This post-effective  amendment designates a new effective date for a previously filed post-effective amendment.

This  Post-Effective  Amendment  relates only to Series A. No other  information relating to any other series of the Registrant is amended or superseded hereby.

                                EXPLANATORY NOTE

Post-Effective  Amendment  Nos.  5/7 was  filed  with  the U.S.  Securities  and
Exchange  Commission  ("SEC") via the EDGAR system pursuant to Rule 485(a)(2) on
June 16, 2006  (Accession  Number  0001209286-06-000167)  relating solely to the
Series A (the  "Fund")  series of the  Registrant  to be effective on August 30,
2006 ("PEA 5/7").  Post-Effective  Amendment Nos. 6/8 was filed with the SEC via the EDGAR system pursuant to Rule  485(b)(1)(iii)  on August 29, 2006 (Accession
Number  0001209286-06-000218)  relating  solely to the Fund to extend  PEA 5/7's effective date to September 29, 2006 ("PEA 6/8").  Post-Effective Amendment Nos.
8/10 was filed with the SEC via the EDGAR system pursuant to Rule 485(b)(1)(iii)
on September 22, 2006 (Accession Number 0001308012-06-000198) relating solely to the Fund to extend PEA 5/7's effective date to October 29, 2006.

Pursuant to Rule 485(b)(1)(iii) of the Securities Act of 1933, as amended,  this
Post-Effective Amendment Nos. 9/11 to the Registration Statement relating solely to the Fund is being filed for the purpose of delaying the  effectiveness of the
PEA 5/7 to become effective on November 26, 2006.

Accordingly,  the prospectus and statement of additional information of the Fund as filed on Form N-1A (Nos.  33-47287 and 811-6637) in PEA 6/8, are incorporated herein by reference in their entirety into this filing.

                             SMA RELATIONSHIP TRUST

                                     PART C

                                OTHER INFORMATION

ITEM 23. EXHIBITS

     (a)  Articles of Incorporation.

          (1)  Registrant's   Agreement  and  Declaration  of  Trust,  effective
               December 3, 2002,  is  incorporated  herein by  reference  to the
               Registrant's Initial Registration Statement on Form N-1A as filed with the U.S.  Securities  and  Exchange  Commission  ("SEC") via
               EDGAR on April 1, 2003.

          (2)  Registrant's  Certificate  of Trust,  as filed  with the State of
               Delaware on December 3, 2002, is incorporated herein by reference to the Registrant's Initial  Registration  Statement on Form N-1A
               as filed with the SEC via EDGAR on April 1, 2003.

     (b)  By-Laws.

          (1)  Registrant's  By-laws,  as  approved  by the Board of Trustees on
               December 3, 2002,  are  incorporated  herein by  reference to the
               Registrant's Initial Registration Statement on Form N-1A as filed with the SEC via EDGAR on April 1, 2003.

     (c)  Instruments Defining Rights of Security Holders.

          See Article III, "Shares," and Article V, "Shareholders' Voting Powers
          and Meetings," of the Registrant's Agreement and Declaration of Trust,
          as  incorporated  herein  by  reference  to the  Registrant's  Initial
          Registration Statement on Form N-1A as filed with the SEC via EDGAR on
          April 1, 2003.

          See also,  Article II,  "Meetings of  Shareholders,"  and Article VII,
          "General Matters," of the Registrant's By-laws, as incorporated herein by reference to the  Registrant's  Initial  Registration  Statement on
          Form N-1A as filed with the SEC via EDGAR on April 1, 2003.

     (d)  Investment Advisory Contracts.

          (1)  Investment  Advisory  Agreement  between the  Registrant  and UBS
               Global Asset  Management  (US) Inc., on behalf of Series M, dated
               October 8,  2003,  is  incorporated  herein by  reference  to the
               Registrant's  Registration  Statement  on Form N-1A as filed with the SEC via EDGAR on October 8, 2003.

          (2)  Investment  Advisory  Agreement  between the  Registrant  and UBS
               Global Asset  Management  (US) Inc., on behalf of Series T, dated
               October 8,  2003,  is  incorporated  herein by  reference  to the
               Registrant's  Registration  Statement  on Form N-1A as filed with the SEC via EDGAR on October 8, 2003.

          (3)  Form of Transfer of  Investment  Advisory  Agreement  between the
               Registrant  and UBS Global Asset  Management  (US) Inc.,  and UBS
               Global Asset Management (Americas) Inc, on behalf of Series M and
               Series T is incorporated  herein by reference to the Registrant's
               Registration  Statement  on Form  N-1A as filed  with the SEC via
               EDGAR on April 28, 2006.

          (4)  Form of Investment  Advisory Agreement between the Registrant and
               UBS Global Asset Management  (Americas) Inc., on behalf of Series
               A,  is  incorporated  herein  by  reference  to the  Registrant's
               Registration  Statement  on Form  N-1A as filed  with the SEC via
               EDGAR on June 16, 2006.

     (e)  Underwriting Contracts.

          (1)  Principal  Underwriting  Contract  between the Registrant and UBS
               Global Asset  Management  (US) Inc.,  dated  October 8, 2003,  is incorporated herein by reference to the Registrant's Registration
               Statement on Form N-1A as filed with the SEC via EDGAR on October
               8, 2003.

     (f)  Bonus or Profit Sharing Contracts.

          Not Applicable.

     (g)  Custodian Agreements.

          (1)  Form of Multiple  Services  Agreement among the  Registrant,  UBS
               Global Asset  Management  (US) Inc.  and  JPMorgan  Chase Bank is
               incorporated herein by reference to the Registrant's Registration
               Statement on Form N-1A as filed with the SEC via EDGAR on October
               8, 2003.

     (h)  Other Material Contracts.

          (1)  Administration  Contract  between the  Registrant  and UBS Global
               Asset   Management   (US)  Inc.,   dated   October  8,  2003,  is
               incorporated herein by reference to the Registrant's Registration
               Statement on Form N-1A as filed with the SEC via EDGAR on October
               8, 2003.

               (a)  Form of  Administration  Contract between the Registrant and
                    UBS Global Asset Management  (Americas) Inc. is incorporated
                    herein  by  reference  to  the   Registrant's   Registration
                    Statement  on Form  N-1A as filed  with the SEC via EDGAR on
                    April 28, 2006.

          (2)  (a)  Form of Transfer Agency and Related Services Agreement among the  Registrant,  UBS Global Asset  Management (US) Inc. and
                    PFPC  Inc.  is  incorporated  herein  by  reference  to  the
                    Registrant's  Registration  Statement  on Form N-1A as filed with the SEC via EDGAR on October 8, 2003.

                    (i)  Form  of  Amendment  to  Transfer  Agency  and  Related
                         Services  Agreement  among the  Registrant,  UBS Global
                         Asset  Management  (Americas)  Inc.  and PFPC  Inc.  is
                         incorporated  herein by reference  to the  Registrant's
                         Registration  Statement  on Form N-1A as filed with the
                         SEC via EDGAR on April 28, 2006.

               (b)  Form  of  Transfer  Agency  -  Related  Services  Delegation
                    Agreement  between UBS Global Asset Management (US) Inc. and
                    PFPC  Inc.  is  incorporated  herein  by  reference  to  the
                    Registrant's  Registration  Statement  on Form N-1A as filed with the SEC via EDGAR on October 8, 2003.

          (3)  Expense  Agreement  between the  Registrant  and UBS Global Asset
               Management  (US) Inc.,  dated  October 8, 2003,  is  incorporated herein by reference to the Registrant's Registration Statement on
               Form N-1A as filed with the SEC via EDGAR on October 8, 2003.

               (a)  Form of Expense  Agreement  between the  Registrant  and UBS
                    Global Asset Management  (Americas) Inc. on behalf of Series
                    A, is incorporated  herein by reference to the  Registrant's
                    Registration  Statement  on Form N-1A as filed  with the SEC via EDGAR on June 16, 2006.

     (i)  Legal Opinion.

          (1)  Legal  Opinion  of  Stradley,  Ronon,  Stevens & Young,  LLP,  is
               incorporated herein by reference to the Registrant's Registration
               Statement on Form N-1A as filed with the SEC via EDGAR on October
               8, 2003.

     (j)  Other Opinions.

          (1)  Consent  of  Ernst  & Young  LLP,  Independent  Auditors  for the
               Registrant,   is   incorporated   herein  by   reference  to  the
               Registrant's  Registration  Statement  on Form N-1A as filed with the SEC via EDGAR on April 28, 2006.

          (2)  Consent  of  Ropes  &  Gray  LLP,  special  tax  counsel  to  the
               Registrant,   is   incorporated   herein  by   reference  to  the
               Registrant's  Registration  Statement  on Form N-1A as filed with the SEC via EDGAR on October 8, 2003.

          (3)  (a)  Powers  of  Attorney  appointing  Mark F.  Kemper,  Keith A.
                    Weller, Joseph J. Allessie,  Mary Capasso,  Michael Calhoun,
                    Stephen Fleischer,  Eric Sanders, Tammie Lee, Bruce G. Leto,
                    Mark A. Sheehan and Jana L. Cresswell  attorneys-in-fact and agents to Frank K. Reilly,  Walter E. Auch,  Edward M. Roob,
                    Adela  Cepeda,  J.  Mikesell  Thomas and W. Douglas Beck are
                    incorporated   herein  by  reference  to  the   Registrant's
                    Registration  Statement  on Form N-1A as filed  with the SEC via EDGAR on April 28, 2006.

               (b)  Powers  of  Attorney  appointing  Mark F.  Kemper,  Keith A.
                    Weller, Joseph J. Allessie,  Mary Capasso,  Michael Calhoun,
                    Stephen Fleischer,  Eric Sanders, Tammie Lee, Bruce G. Leto,
                    Mark A. Sheehan and Jana L. Cresswell  attorneys-in-fact and agents to Thomas  Disbrow and Kai Sotorp are filed  herewith as Exhibit No. EX-99.j.3.b.

     (k)  Omitted Financial Statements.

          Not Applicable.

     (l)  Initial Capital Agreements.

          (1)  Letter of Understanding Relating to Initial Capital, dated August
               29, 2003, is incorporated herein by reference to the Registrant's
               Registration  Statement  on Form  N-1A as filed  with the SEC via
               EDGAR on October 8, 2003.

     (m)  Rule 12b-1 Plan.

          Not Applicable.

     (n)  Rule 18f-3 Plan.

          Not Applicable.

     (p)  Codes of Ethics.

          (1)  Joint Code of Ethics of Registrant,  the investment adviser,  the sub-adviser and the principal  underwriter of the Registrant,  is incorporated herein by reference to the Registrant's Registration
               Statement  on Form N-1A as filed  with the SEC via EDGAR on April
               28, 2006.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE REGISTRANT

          None.

ITEM 25. INDEMNIFICATION

          Under the terms of the Delaware  Statutory  Trust Act ("DSTA") and the
Registrant's  Agreement and Declaration of Trust  ("Declaration  of Trust"),  no
officer or trustee of the Registrant shall have any liability to the Registrant, its  shareholders,  or any other  party for  damages,  except to the extent such limitation of liability is precluded by Delaware law, the  Declaration  of Trust or the By-Laws of the Registrant.

          Subject to the standards and restrictions set forth in the Declaration of Trust,  DSTA,  Section 3817,  permits a statutory trust to indemnify and hold harmless any trustee,  beneficial owner or other person from and against any and all claims  and  demands  whatsoever.  DSTA,  Section  3803  protects  trustees, officers,  managers  and other  employees,  when acting in such  capacity,  from liability to any person other than the  Registrant or  beneficial  owner for any act, omission or obligation of the Registrant or any trustee thereof,  except as otherwise provided in the Declaration of Trust.

          Indemnification  of the  Trustees and  officers of the  Registrant  is provided  for in Article  VII of the  Registrant's  Declaration  of Trust  dated
December 3, 2002, as follows:

                                  Article VII.

              Limitation of Liability and Indemnification of Agent

          Section 1. Limitation of Liability.

          (a)  For the purpose of this Article,  "Agent" means any Person who is or was a Trustee,  officer,  employee  or other agent of the Trust or is or was  serving at the request of the Trust as a trustee,  director,  officer, employee  or other  agent  of  another  foreign  or  domestic  corporation, partnership,  joint venture, trust or other enterprise;  "Proceeding" means any threatened,  pending or completed action or proceeding,  whether civil, criminal,  administrative or investigative; and "Expenses" include, without limitation,  attorneys'  fees and any expenses of  establishing  a right to indemnification under this Article.

          (b)  An Agent  shall be liable  to the  Trust  and to any  Shareholder
     solely  for  such  Agent's  own  willful  misfeasance,   bad  faith,  gross
     negligence or reckless  disregard of the duties  involved in the conduct of such Agent (such conduct  referred to herein as  "Disqualifying  Conduct"), and for nothing else  (including  errors of judgment or mistakes of fact or law).

          (c)  Subject to  subsection  (b) of this  Section 1 and to the fullest extent that  limitations  on the  liability of Agents are  permitted by the
     DSTA,  the Agents shall not be  responsible  or liable in any event for any act or omission of any other Agent of the Trust or any  Investment  Adviser or Principal Underwriter of the Trust.

          (d)  No Agent,  when acting in its respective  capacity as such, shall be personally  liable to any Person,  other than the Trust or a Shareholder to the extent  provided in  subsections  (b) and (c) of this Section 1, for any act, omission or obligation of the Trust or any Trustee thereof.  Every note,  bond,  contract,  instrument,  certificate or undertaking  and every other act or thing whatsoever  issued,  executed or done by or on behalf of the Trust or the Trustees or any of them in connection with the Trust shall be  conclusively  deemed to have been  issued,  executed or done only in or with  respect to their or his or her  capacity as Trustees or Trustee,  and such Trustee(s) shall not be personally liable thereon.

          (e)  The  officers  and  Trustees  may obtain the advice of counsel or other experts with respect to the meaning and operation of this Declaration of  Trust,  the  By-Laws,  applicable  law and their  respective  duties as officers or Trustees.  No such  officer or Trustee  shall be liable for any act or omission in accordance with such advice and no inference  concerning liability  shall arise from a failure to follow such  advice.  The officers and  Trustees  shall not be  required to give any bond  hereunder,  nor any surety if a bond is required by applicable law.

          (f)  The limitation on liability  contained in this Article applies to events  occurring at the time a Person  serves as an Agent,  whether or not such Person is an Agent at the time of any Proceeding in which liability is asserted.

          (g)  No amendment or repeal of this Article shall adversely affect any right or protection  of an Agent that exists at the time of such  amendment or repeal.

          Section 2. Indemnification.

          (a)  Indemnification by Trust. The Trust shall indemnify, out of Trust
     Property,  to the fullest extent permitted under applicable law, any Person who was or is a party or is threatened to be made a party to any Proceeding by reason of the fact  that  such  Person is or was an Agent of the  Trust, against Expenses,  judgments, fines, settlements and other amounts actually and reasonably  incurred in connection  with such Proceeding if such Person acted  in good  faith,  or in the  case of a  criminal  proceeding,  had no reasonable  cause to believe the conduct of such Person was  unlawful.  The termination of any Proceeding by judgment, order, settlement, conviction or plea of nolo  contendere  or its  equivalent  shall not of itself  create a presumption  that the  Person  did not act in good faith or that the Person had reasonable cause to believe that the Person's conduct was unlawful.

          (b)  Exclusion of  Indemnification.  Notwithstanding  any provision to the contrary  contained herein,  there shall be no right to indemnification for any liability arising by reason of the Agent's  Disqualifying  Conduct.
     In respect of any claim, issue or matter as to which that Person shall have been adjudged to be liable in the  performance of that Person's duty to the
     Trust or the Shareholders, indemnification shall be made only to the extent that the court in which  that  action was  brought  shall  determine,  upon application  or  otherwise,  that in view of all the  circumstances  of the case,  that Person was not liable by reason of that Person's  Disqualifying
     Conduct.

          (c)  Required Approval.  Any indemnification  under this Article shall be made by the Trust if authorized in the specific case on a  determination that  indemnification  of the  Agent is proper  in the  circumstances  by a majority  vote of  Trustees,  even though such number of Trustees  shall be less than a  quorum,  who are not  parties  to the  Proceeding  and have no economic  or other  interest  in  connection  with such  specific  case;  a committee of such  Trustees  designated  by majority  vote of such Trustees even  though such  number of  Trustees  shall be less than a quorum;  or by independent legal counsel in a written opinion.

          (d)  Advancement  of  Expenses.  Expenses  incurred  by  an  Agent  in defending  any  Proceeding  may be advanced  by the Trust  before the final disposition  of the Proceeding on receipt of an undertaking by or on behalf of the Agent to repay the amount of the  advance if it shall be  determined ultimately  that the Agent is not entitled to be  indemnified as authorized in this Article.

          (e)  Other Contractual Rights. Nothing contained in this Article shall affect any right to  indemnification  to which  Persons other than Trustees and  officers  of the Trust or any  subsidiary  thereof  may be entitled by contract or otherwise.

          (f)  Fiduciaries of Employee Benefit Plan. This Article does not apply to  any  Proceeding  against  any  trustee,  investment  manager  or  other fiduciary of an employee  benefit plan in that  Person's  capacity as such, even  though  that  Person  may also be an Agent of the Trust as defined in
     Section 1 of this  Article.  Nothing  contained in this Article shall limit any right to indemnification to which such a trustee,  investment  manager, or other fiduciary may be entitled by contract or otherwise, which shall be enforceable  to the  extent  permitted  by  applicable  law other than this
     Article.

          Section 3.  Insurance.  To the fullest extent  permitted by applicable law, the Board of Trustees shall have the authority to purchase, with Trust
     Property,  insurance for liability and for all Expenses reasonably incurred or paid  or  expected  to be  paid  by an  Agent  in  connection  with  any
     Proceeding in which such Agent  becomes  involved by virtue of such Agent's actions,  or omissions to act, in its capacity or former  capacity with the
     Trust,  whether  or not the Trust  would have the power to  indemnify  such
     Agent against such liability.

          Section 4. Derivative  Actions.  Subject to the requirements set forth in Section  3816 of the DSTA, a  Shareholder  or  Shareholders  may bring a derivative action on behalf of the Trust only if the  Shareholder(s)  first make a pre-suit  demand  upon the Board of  Trustees  to bring the  subject action unless an effort to cause the Board of Trustees to bring such action is excused.  A demand on the Board of  Trustees  shall only be excused if a majority  of  the  Board  of  Trustees,  or a  majority  of  any  committee established to consider the merits of such action,  has a material personal financial interest in the action at issue. A Trustee shall not be deemed to have a material  personal  financial  interest in an action or otherwise be disqualified from ruling on a Shareholder demand by virtue of the fact that such  Trustee  receives  remuneration  from  his  service  on the  Board of
     Trustees or on the boards of one or more investment companies with the same or an affiliated investment adviser or principal underwriter.

     Indemnification  with  regard  to the  investment  adviser,  the  principal underwriter  and the  administrator  of the  Registrant  against  certain stated
liabilities,  and additional indemnification of the Trustees and officers of the
Registrant are provided for in the following documents:

     (a)  Investment  Advisory  Agreements between the Registrant,  on behalf of
Series M and T, and UBS  Global  Asset  Management  (US)  Inc.  ("UBS  Global AM
(US)"), as provided for in Section 6 of each Agreement, as follows:

          6. Liability of Advisor.  In the absence of willful  misfeasance,  bad faith,  gross  negligence  or  reckless  disregard  by the  Advisor  of its obligations and duties  hereunder,  the Advisor shall not be subject to any liability  whatsoever to the Series,  or to any  shareholder of the Series, for any error of  judgment,  mistake of law or any other act or omission in the course of, or connected with,  rendering services hereunder  including, without limitation, for any losses that may be sustained in connection with the purchase,  holding, redemption or sale of any security on behalf of the
     Series.

     (b) Principal  Underwriting  Contract between the Registrant and UBS Global
AM (US), as provided for in Sections 8 and 14, as follows:

     8.   Indemnification.

          (a)  The Trust  agrees to  indemnify,  defend  and hold UBS  Global AM
     (US), its officers and directors, and any person who controls UBS Global AM
     (US) within the meaning of Section 15 of the  [Securities  Act of 1933,  as amended  ("1933  Act")],  free and  harmless  from and  against any and all
     claims,   demands,   liabilities  and  expenses   (including  the  cost  of
     investigating  or defending  such claims,  demands or  liabilities  and any counsel fees  incurred in connection  therewith)  which UBS Global AM (US), its officers,  directors or any such controlling person may incur under the
     1933 Act, or under  common law or  otherwise,  arising out of or based upon
     any  alleged  untrue   statement  of  a  material  fact  contained  in  the
     Registration Statement or arising out of or based upon any alleged omission to  state  a  material  fact  required  to be  stated  in the  Registration
     Statement  or  necessary  to make the  statements  therein not  misleading, except insofar as such claims,  demands,  liabilities or expenses arise out of or are based  upon any such  untrue  statement  or  omission  or alleged untrue  statement or omission made in reliance upon and in conformity  with information furnished in writing by UBS Global AM (US) to the Trust for use in the  Registration  Statement;  provided,  however,  that this  indemnity agreement  shall  not inure to the  benefit  of any  person  who is also an officer or Board  member of the Trust or who  controls the Trust within the meaning  of  Section  15 of the  1933  Act,  unless  a court  of  competent
     jurisdiction  shall  determine,   or  it  shall  have  been  determined  by
     controlling precedent,  that such result would not be against public policy as expressed in the 1933 Act; and further provided,  that in no event shall anything  contained herein be so construed as to protect UBS Global AM (US)
     against any  liability to the Trust or to the  shareholders  of any Fund to which UBS  Global AM (US) would  otherwise  be subject by reason of willful misfeasance, bad faith or gross negligence in the performance of its duties or by  reason of its  reckless  disregard  of its  obligations  under  this
     Contract.  The Trust  shall not be liable to UBS  Global AM (US) under this indemnity  agreement  with  respect to any claim made against UBS Global AM
     (US) or any  person  indemnified  unless  UBS  Global AM (US) or other such person  shall have  notified  the Trust in  writing  of the claim  within a reasonable  time after the  summons  or other  first  written  notification giving  information  of the nature of the claim shall have been served upon
     UBS Global AM (US) or such other person (or after UBS Global AM (US) or the person  shall have  received  notice of service on any  designated  agent).
     However,  failure to notify the Trust of any claim  shall not  relieve  the
     Trust  from any  liability  which it may have to UBS  Global AM (US) or any person  against  whom such action is brought  otherwise  than on account of this indemnity agreement. The Trust shall be entitled to participate at its own expense in the  defense  or, if it so elects,  to assume the defense of any suit brought to enforce any claims subject to this indemnity agreement.
     If the Trust  elects to assume the defense of any such  claim,  the defense shall be  conducted  by  counsel  chosen by the Trust and  satisfactory  to indemnified defendants in the suit whose approval shall not be unreasonably withheld.  In the event that the Trust  elects to assume the defense of any suit and retain counsel, the indemnified defendants shall bear the fees and expenses of any additional  counsel retained by them. If the Trust does not elect to assume the defense of a suit, it will  reimburse  the  indemnified defendants for the reasonable fees and expenses of any counsel  retained by the indemnified  defendants.  The Trust agrees to notify UBS Global AM (US)
     promptly of the commencement of any litigation or proceedings against it or any of its  officers or Board  members in  connection  with the issuance or sale of any of its Shares.

          (b) UBS  Global AM (US)  agrees  to  indemnify,  defend,  and hold the
     Trust, its officers and Board members and any person who controls the Trust within the meaning of Section 15 of the 1933 Act,  free and  harmless  from
     and  against  any  and  all  claims,  demands,   liabilities  and  expenses
     (including  the cost of  investigating  or  defending  against such claims, demands  or  liabilities  and  any  counsel  fees  incurred  in  connection therewith)  which the Trust,  its Board  members or  officers,  or any such controlling  person  may incur  under the 1933 Act or under  common  law or otherwise  arising out of or based upon any alleged  untrue  statement of a material fact contained in  information  furnished by UBS Global AM (US) to the Trust for use in the  Registration  Statement,  arising out of or based upon any alleged  omission to state a material fact in connection with such information  required to be stated in the Registration  Statement necessary to make such  information not  misleading,  or arising out of any agreement between  UBS Global AM (US) and any retail  dealer,  or arising  out of any supplemental  sales literature or advertising used by UBS Global AM (US) in connection with its duties under this Contract. UBS Global AM (US) shall be entitled to  participate,  at its own expense,  in the defense or, if it so elects, to assume the defense of any suit brought to enforce the claim, but if UBS Global AM (US) elects to assume the  defense,  the defense  shall be conducted by counsel chosen by UBS Global AM (US) and  satisfactory  to the indemnified  defendants whose approval shall not be unreasonably  withheld.
     In the event  that UBS Global AM (US)  elects to assume the  defense of any suit and retain counsel, the defendants in the suit shall bear the fees and expenses of any additional  counsel retained by them. If UBS Global AM (US)
     does not elect to assume the  defense of any suit,  it will  reimburse  the indemnified  defendants in the suit for the reasonable fees and expenses of any counsel retained by them.

          14.  Limitation of Liability of the Board Members and  Shareholders of
     the Trust. The Board members and the shareholders of the Trust shall not be liable for any  obligations  of the Trust or any Fund under this  Contract, and UBS Global AM (US) agrees that, in asserting any rights or claims under this  Contract,  it shall look only to the assets and property of the Trust or the particular  Fund in settlement of such rights or claims,  and not to such Board members or shareholders.

     (c) Administration  Contract between the Registrant and UBS Global AM (US), as provided for in Sections 8 and 9, as follows:

          8.   Limitation of Liability of UBS Global AM (US). UBS Global AM (US)
     shall not be liable for any error of  judgment or mistake of law or for any loss  suffered  by any  Fund,  the  Trust  or any of its  shareholders,  in connection with the matters to which this Contract  relates,  except to the extent that such a loss results from negligence,  willful misfeasance,  bad faith or gross  negligence on its part in the  performance of its duties or from  reckless  disregard  by it of its  obligations  and duties under this
     Contract.  Any person, even though also an officer,  director,  employee or agent of UBS  Global AM (US),  who may be or become  an  officer,  Trustee, employee or agent of the Trust shall be deemed,  when rendering services to any Fund or the Trust or acting with  respect to any  business of such Fund or the Trust,  to be rendering  such  services to or acting  solely for the
     Fund or the Trust and not as an officer, director, employee or agent or one under the  control or  direction  of UBS Global AM (US) even though paid by
     it.

          9.   Limitation of Liability of the Trustees and  Shareholders  of the
     Trust.  No  Trustee,  shareholder,  officer,  employee or agent of any Fund shall be liable  for any  obligations  of any Fund or the Trust  under this
     Contract,  and UBS Global AM (US) agrees that,  in asserting  any rights or claims under this  Contract,  it shall look only to the assets and property of the Trust in settlement of such right or claim,  and not to any Trustee, shareholder,  officer,  employee or agent. Moreover, this Contract shall be deemed to create a separate  agreement  with the Trust  acting on behalf of its respective  series listed on Exhibit A hereto,  as though the Trust had separately  executed  an  identical  agreement  for  all of its  respective series.  For each  reference  in this  Agreement to Trust shall be deemed a reference solely to the particular  series to which the provision  relates.
     In no circumstances shall the rights,  obligations or remedies with respect to a particular series constitute a right,  obligation or remedy applicable to any other series.

     (d) Multiple Services Agreement between the Registrant,  UBS Global AM (US)
and JPMorgan Chase Bank, as provided for in Sections  III.1(a)(iii) and (iv) and
III.3, as follows:

                             III. General Provisions

     1.   Standard of Care; Liabilities - Section I.

          (a) (iii) The Customer and Series shall be indemnified by, and without liability  to, the Bank for any action  taken or omitted by the Bank within the scope of this Agreement as a result of the Bank's negligence or willful misconduct.

               (iv) The Bank and its  nominees  shall  be  indemnified  by,  and without liability to, the Customer, the Series, or the Shareholders for any
     action taken or omitted by the Bank whether pursuant to or in reliance upon
     Instructions  for  any  losses  arising  out  of  the  Bank's   performance
     hereunder,  arising  out of its  nominees  acting as a nominee or holder of record of the Securities,  or for any action or omission  otherwise  within the scope of this  Agreement  if such act or  omission  was in good  faith, without negligence. In performing its obligations under this Agreement, the
     Bank may  rely on the  genuineness  of any  document  which  it  reasonably believes in good faith to have been validly executed.

     3.   Indemnification.

          (a)  In  connection  with  any  indemnification  required  under  this
     Section III., the party seeking indemnification ("Indemnified Party") shall give written  notice within a reasonable  period of time to the other party
     ("Indemnifying Party") of a written assertion or claim of any threatened or pending legal proceeding which may be subject to this indemnification.  The failure to so notify the  Indemnifying  Party of such written  assertion or claim shall not,  however,  operate in any manner whatsoever to relieve the
     Indemnifying  Party of any  liability  arising  from this  Section  III. or otherwise,  except to the extent  failure  to give  notice  prejudices  the
     Indemnifying Party.

          (b) For any legal proceeding giving rise to indemnification under this
     Agreement,  the Indemnifying Party shall be entitled to defend or prosecute any  claim in the name of the  Indemnified  Party  at its own  expense  and through  counsel  of its own  choosing  if it gives  written  notice to the
     Indemnified  Party within fifteen (15) business days of receiving notice of such  claim.  Notwithstanding  the  foregoing,  the  Indemnified  Party may participate in the litigation at its own expense through counsel of its own choosing.  If the  Indemnifying  Party chooses to defend or prosecute  such claim,  then the parties  shall  cooperate  in the  defense or  prosecution thereof and shall furnish  records and other  information as are reasonably necessary.

          (c) The provisions of this Sub-section 3 shall survive the termination of this Agreement.

     (e) Transfer Agency and Related Services  Agreement between the Registrant,
UBS Global AM (US) and PFPC Inc.  ("PFPC"),  as provided  for in the Sections 12 and 13, as follows:

          12.  Indemnification.

          (a)  The Fund  agrees  to  indemnify  and hold  harmless  PFPC and its affiliates  from all  taxes,  charges,  expenses,  assessments,  penalties, claims and liabilities (including, without limitation,  liabilities arising under the Securities Laws and any state and foreign securities and blue sky laws, and amendments thereto), and expenses, including (without limitation)
     reasonable   attorneys'  fees  and   disbursements,   arising  directly  or
     indirectly  from (i) any action or  omission to act which PFPC takes (a) at the request or on the direction of or in reliance on the advice of the Fund or  (b)  upon  Oral  Instructions  or  Written  Instructions  or  (ii)  the
     acceptance,  processing  and/or  negotiation  of  checks  or other  methods utilized  for  the  purchase  of  Shares.  Neither  PFPC,  nor  any  of its affiliates,  shall be  indemnified  against any  liability (or any expenses incident to such  liability)  arising out of PFPC's or its  affiliates' own willful  misfeasance,  bad faith,  negligence or reckless  disregard of its duties and obligations  under this Agreement.  The Fund's liability to PFPC for PFPC's  acceptance,  processing  and/or  negotiation of checks or other methods  utilized for the purchase of Shares shall be limited to the extent of the Fund's  policy(ies)  of insurance  that provide for coverage of such liability, and the Fund's insurance coverage shall take precedence over any obligations or liability incurred under this Agreement.

          (b) PFPC  agrees  to  indemnify  and hold  harmless  the Fund from all taxes, charges, expenses,  assessments,  penalties,  claims and liabilities arising  from PFPC's  obligations  pursuant to this  Agreement  (including, without limitation,  liabilities arising under the Securities Laws, and any state and foreign securities and blue sky laws, and amendments thereto) and expenses,  including (without  limitation)  reasonable  attorneys' fees and disbursements arising directly or indirectly out of PFPC's or its nominee's own willful misfeasance, bad faith, negligence or reckless disregard of its duties and obligations under this Agreement.

          (c) In order that the  indemnification  provisions  contained  in this
     Paragraph  12 shall apply,  upon the  assertion of a claim for which either
     party  may  be  required  to  indemnify   the  other,   the  party  seeking
     indemnification  shall promptly  notify the other party of such  assertion, and shall keep the other party  advised  with  respect to all  developments concerning  such claim.  The party who may be required to  indemnify  shall have the option to participate  with the party seeking  indemnification  in the defense of such claim.  The party seeking  indemnification  shall in no case  confess  any  claim or make any  compromise  in any case in which the other party may be required to indemnify  it except with the other  party's prior written consent.

          (d)  The  members  of  the  Board  of  the  Fund,   its  officers  and
     Shareholders,  or of any  Portfolio  thereof,  shall not be liable  for any obligations of the Fund, or any such Portfolio,  under this Agreement,  and
     PFPC agrees that in asserting any rights or claims under this Agreement, it shall look only to the assets and  property  of the Fund or the  particular
     Portfolio in settlement of such rights or claims and not to such members of the Board, its officers or  Shareholders.  PFPC further agrees that it will look only to the assets and property of a particular Portfolio of the Fund, should the Fund have established  separate series,  in asserting any rights or claims  under this  Agreement  with  respect to services  rendered  with respect to that  Portfolio  and will not seek to obtain  settlement of such rights or claims from the assets of any other Portfolio of the Fund.

          13.  Insurance.  PFPC shall maintain insurance of the types and in the amounts  deemed by it to be  appropriate.  To the extent  that  policies of insurance  may provide for coverage of claims for liability or indemnity by the parties set forth in this  Agreement,  the contracts of insurance shall take  precedence,  and no provision of this Agreement shall be construed to relieve  an insurer of any  obligation  to pay claims to the Fund,  PFPC or other insured party which would otherwise be a covered claim in the absence of any provision of this Agreement.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT MANAGER

     UBS Global Asset Management (Americas) Inc. ("UBS Global AM (Americas)"), a
Delaware  corporation,  is a  registered  investment  advisor and is an indirect wholly owned subsidiary of UBS AG. UBS Global AM (Americas) is primarily engaged in providing  investment  management  and  administration  services.  Additional information  regarding UBS Global AM (Americas) and  information  concerning the officers and  directors of UBS Global AM (Americas) is included in its Form ADV, as filed with the SEC (registration number 801-34910) and is incorporated herein by reference.

ITEM 27. PRINCIPAL UNDERWRITER

(a)  UBS  Global  AM (US)  serves as  principal  underwriter  for the  following investment companies:

          UBS Cashfund Inc.,
          UBS Index Trust,
          UBS Investment Trust,
          UBS Money Series,
          UBS Managed Municipal Trust,
          UBS Master Series, Inc.,
          UBS Municipal Money Market Series,
          UBS RMA Money Fund, Inc.,
          UBS RMA Tax-Free Fund, Inc.,
          UBS Series Trust,
          Global High Income Dollar Fund Inc.,
          Insured Municipal Income Fund Inc.,
          Investment Grade Municipal Income Fund Inc.,
          Managed High Yield Plus Fund Inc.,
          Strategic Global Income Fund, Inc., and
          UBS PACE Select Advisors Trust
          SMA Relationship Trust
          The UBS Funds
          Fort Dearborn Income Securities, Inc.

(b)  UBS  Global  AM  (US)  is  the  Registrant's  principal  underwriter.   The
     information  set forth below is furnished for those  directors and officers of UBS  Global  AM (US) who also  serve as  directors  or  officers  of the
     Registrant.

Name and Business      Positions and Offices with        Positions and Offices
Address*                      Underwriter                 with the Registrant

Kai Sotorp**           Head of the Americas for UBS        President
                       Global AM, a member of the UBS
                       Group Managing Board and a
                       member of the UBS Global AM
                       Executive Committee

Joseph J. Allessie*    Director and Deputy General         Vice President and
                       Counsel of UBS Global AM            Assistant Secretary

Andrew Shoup*          Managing Director and Senior        Vice President and
                       Member of the Global Treasury       Chief Operating
                       Administration Department           Officer

Thomas Disbrow*        Director and Head of the U.S.       Vice President
                       Mutual Fund Treasury                and Treasurer
                       Administration Department of
                       UBS Global AM

Mark F. Kemper**       Managing Director, General          Vice President
                       Counsel and Secretary of UBS        and Secretary
                       Global AM

RoseAnn Bubloski*      Associate Director and Senior       Vice President and
                       Manager of the U.S. Mutual          Assistant Treasurer
                       Fund Treasury Administration
                       Department of UBS Global AM

Joanne Kilkeary*       Associate Director and Senior       Vice President and
                       Manager of the U.S. Mutual          Assistant Treasurer
                       Fund Treasury Administration
                       Department of UBS Global AM

Michael Flook *        Associate Director and Senior       Vice President and
                       Manager of the U.S. Mutual          Assistant Treasurer
                       Fund Treasury Administration
                       Department of UBS Global AM

Joseph McGill*         Managing Director and Chief         Vice President and
                       Compliance Officer of UBS           Chief Compliance
                       Global AM                           Officer

Eric Sanders*          Director and Associate General      Vice President and
                       Counsel of UBS Global AM            Assistant Secretary

Tammie Lee*            Director and Associate General      Vice President and
                       Counsel of UBS Global AM            Assistant Secretary

Keith A. Weller*       Executive Director and Senior       Vice President and
                       Associate General Counsel of        Assistant Secretary
                       UBS Global AM

     (c)  Not Applicable.

*    This person's  business address is 51 West 52nd Street,  New York, New York
     10019-6114.

**   This person's business address is One North Wacker Drive, Chicago, Illinois
     60606.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS

          The accounts,  books and other documents  required to be maintained by
Section  31(a) of the  Investment  Company Act of 1940,  as  amended,  and rules promulgated  thereunder,  are  maintained  in  the  physical  possession  of the
Registrant's,  investment adviser and administrator, UBS Global Asset Management
(Americas)  Inc.,  at its New York office  located at 51 West 52nd  Street,  New
York, New York 10019-6114,  the Registrant's custodian,  JPMorgan Chase Bank, at
270 Park Avenue, New York, New York, 10017, and the Registrant's transfer agent,
PFPC Inc., at 760 Moore Road, King of Prussia, Pennsylvania 19406.

ITEM 29. MANAGEMENT SERVICES

          There are no  management  related  service  contracts not discussed in
Part A or Part B.

ITEM 30. UNDERTAKINGS

          Insofar as indemnification  for liability arising under the Securities
Act of 1933, as amended, (the "1933 Act") may be permitted to Trustees, officers and controlling persons of the Registrant  pursuant to the provisions  described in response to Item 25, or otherwise,  the  Registrant  has been advised that in the  opinion  of the SEC  such  indemnification  is  against  public  policy  as expressed in the 1933 Act and is, therefore,  unenforceable. In the event that a claim for  indemnification  against such liabilities  (other than the payment by the Registrant of expenses incurred or paid by a Trustee, officer or controlling person of the  Registrant  in the  successful  defense  of any  action,  suit or proceeding)  is  asserted  by such  Trustee,  officer or  controlling  person in connection with the securities being registered,  the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit  to a  court  of  appropriate  jurisdiction  the  question  whether  such indemnification  by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

                                   SIGNATURES

          Pursuant to the requirements of the Securities Act of 1933, as amended
(the  "1933  Act") and the  Investment  Company  Act of 1940,  as  amended,  the
Registrant  certifies that it meets all of the requirements for effectiveness of this  Registration  Statement  under  Rule  485(b)  and  has  duly  caused  this
Registration  Statement  to be signed on its  behalf  by the  undersigned,  duly authorized,  in the City of New York,  and State of New York, on the 27th day of
October, 2006.

                                       SMA RELATIONSHIP TRUST

                                       By:  /s/ Kai Sotorp
                                            Kai Sotorp*
                                            President

          Pursuant  to the  requirements  of the  1933  Act,  this  Registration
Statement has been signed below by the following  persons in the  capacities and on the dates indicated:

Signature                       Title                         Date

/s/ Frank K. Reilly          Chairman and                  October 27, 2006
Frank K. Reilly*             Trustee

/s/ Thomas Disbrow           Principal Accounting          October 27, 2006
Thomas Disbrow*              Officer and Treasurer

/s/ Walter E. Auch           Trustee                       October 27, 2006
Walter E. Auch*

/s/ Edward M. Roob           Trustee                       October 27, 2006
Edward M. Roob*

/s/ Adela Cepeda             Trustee                       October 27, 2006
Adela Cepeda*

/s/ J. Mikesell Thomas       Trustee                       October 27, 2006
J. Mikesell Thomas*

* By:     /s/ Joseph J. Allessie
          Joseph J. Allessie, Attorney-in-Fact
          (Pursuant to Powers of Attorney,  incorporated herein by reference and filed herewith)

                                 EXHIBITS INDEX

       EXHIBITS                                       EXHIBIT NO.

Powers of Attorney                                     EX-99.j.3.b